Investments - Schedule of Investments Classified as Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)
Disclosure Of Investments [line items]
Total investments	$ 12,366	[1]	$ 656		$ 30,924
Fixed rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	1,052				910
Fixed rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	1,048				906
Accrued interest	4				4
Variable rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	11,314				30,014
Variable rate debt [member] | US Government agencies debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost					8,660
Accrued interest					28
Variable rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	11,307				21,259
Accrued interest	$ 7				$ 67

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3